Investment in associates and joint ventures - Summary of Investments in Associates and Joint ventures (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of associates and joint ventures [line items]
Beginning balance	$ 111	$ 136
Share of (losses)/profits	(3)	2	$ 3
Ending balance	141	111	136
Cost [member]
Disclosure of associates and joint ventures [line items]
Beginning balance	139	148
Additions	47	14
Share of (losses)/profits	3	(2)
Capital return		(2)
Transfer of financial assets		(14)
Disposals	(9)
Dividends	(4)	(5)
Exchange and other adjustments	2
Ending balance	178	139	148
Accumulated impairment [member]
Disclosure of associates and joint ventures [line items]
Beginning balance	(28)	(12)
Charge for the year	(18)	(16)
Disposals	9
Ending balance	(37)	(28)	(12)
Joint ventures [Member]
Disclosure of associates and joint ventures [line items]
Beginning balance	26	27
Ending balance	27	26	27
Joint ventures [Member] | Cost [member]
Disclosure of associates and joint ventures [line items]
Beginning balance	26	27
Share of (losses)/profits	1	1
Capital return		(2)
Ending balance	27	26	27
Associates [member]
Disclosure of associates and joint ventures [line items]
Beginning balance	85	109
Ending balance	114	85	109
Associates [member] | Cost [member]
Disclosure of associates and joint ventures [line items]
Beginning balance	113	121
Additions	47	14
Share of (losses)/profits	2	(3)
Transfer of financial assets		(14)
Disposals	(9)
Dividends	(4)	(5)
Exchange and other adjustments	2
Ending balance	151	113	121
Associates [member] | Accumulated impairment [member]
Disclosure of associates and joint ventures [line items]
Beginning balance	(28)	(12)
Charge for the year	(18)	(16)
Disposals	9
Ending balance	$ (37)	$ (28)	$ (12)